Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Business Acquisition [Line Items]
Goodwill	$ 2,209,721	¥ 15,342,096	¥ 15,395,573	¥ 17,688,574	¥ 17,418,895	¥ 16,864,350
Business Acquisitions 2014
Business Acquisition [Line Items]
Purchase consideration					398,410
Net assets acquired, excluding intangible assets and the related deferred tax liabilities					(95,961)
Intangible assets, net					249,452
Deferred tax liabilities, non-current					(67,945)
Pre-existing equity interests					(91,677)
Noncontrolling interests					(150,000)
Goodwill					¥ 554,541